Sale of TCD Royalty Sub Reported as Discontinued Operations	9 Months Ended
Sep. 30, 2012
Sale of TCD Royalty Sub Reported as Discontinued Operations
Sale of TCD Royalty Sub Reported as Discontinued Operations

8. Sale of TCD Royalty Sub Reported as Discontinued Operations

Pursuant to a Unit Purchase Agreement executed on December 14, 2011, the Company sold 100% of its equity ownership interests in TCD to an entity affiliated with Orbimed Advisors LLC, one of its stockholders, hereafter referred to as the "Purchase Transaction." The purchase price consisted of $27.0 million cash payment, assumption of all assets and liabilities and a milestone payment of $3.0 million payable within 10 days of the occurrence of the earlier of the following conditions:

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  The purchaser receives royalty payments equal to at least $35.1 million, the purchaser has not entered into a transaction to sell, refinance or monetize its equity interests in TCD, and no generic formulations of the products underlying the royalty payments and related license agreements have entered the market, or

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  The purchaser receives proceeds in excess of the aggregate of (a) $27.0 million, plus (b) the purchase price paid by the purchaser, if any, to acquire a beneficial interest in one or more of the Notes, plus (c) the aggregate redemption price paid by the purchaser, if any, to redeem any of the Notes, from any transaction that refinances or liquidates the equity interests in TCD or the Notes.

The purchase price was determined through a competitive bidding process, involving more than one bidder and multiple rounds of negotiations between each potential buyer and the Company. The Company entered into the purchase transaction with an entity affiliated with OrbiMed Advisors LLC, which offered the highest purchase price.

Pursuant to the Purchase Transaction, the Company retained duties and obligations under the Notes and related agreements, including the Purchase and Sale Agreement, the Residual License Agreements and the Servicing Agreement, for so long as the Notes remain outstanding. For example, pursuant to the Purchase Transaction, the Company has an obligation to use commercially reasonable efforts to preserve, maintain, and maximize the commercial value of the licensed patents covering Sanctura XR and Oracea, which includes the obligation to pay patent office maintenance fees in order to keep these patents in force.

The Company also retained certain duties and obligations under the ongoing Servicing Agreement. The Company will continue to perform these services in exchange for a quarterly fee of $10,000, or $40,000 annually. These retained duties consist of taking commercially reasonable steps to collect the royalty amounts due and enforcing the related provisions under the license agreements. In particular, the Company is required to monitor receipt of the royalty payments due under the license agreements and to confirm that the payments are received on a timely basis, calculated properly and made available to the trustee.

At the time the aforementioned Notes cease to be outstanding, the purchaser must make an election to either (1) terminate the Servicing Agreement and execute the New Servicing Agreement, which was contemplated and drafted at the time of the Purchase Transaction, or (2) obtain from the Company the assignment and transfer of all the licensed intellectual property and all of the Company's rights and obligations under the license agreements subject to certain conditions described in the Unit Purchase Agreement.

The Company determined it had not retained any interest nor any of the risks and rewards of TCD ownership nor had it guaranteed any payment of principal and interest on the Notes. The Company is serving as an agent for the debt holders in discharging its retained duties. Therefore, pursuant to ASC 810-10, "Consolidation", the Company accounted for the Purchase Transaction as a sale of a subsidiary and is calculating the resulting gain as the aggregate of the fair value of consideration and the carrying value of TCD's assets and liabilities, less its fees and expenses. Since the assets and liabilities of TCD had identifiable operations and cash flows that are independent from the Company and the Company does not have a significant continuing involvement with TCD operations, the sale of TCD will be reported as discontinued operations in the Company's consolidated statements of operations. Accordingly, the gain on the sale of the subsidiary, as well as any results of operations related to TCD, are presented as discontinued operations in all periods presented in the accompanying financial statements. Should the Company receive the milestone payment or additional consideration, the fair value of amounts received, less any related fees and expenses, will be recorded as "gain on the sale of the subsidiary," a component of discontinued operations.